Note 26 - Other Liabilities (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Other Liabilities Abstract
Short Term Personnel Benefits	$ 2,538,893,000	$ 2,564,617,000	$ 2,499,411,000
Long Term Personnel Benefits	180,757,000	202,849,000	201,280,000
Other Collections and Withholdings	2,015,263,000	2,221,732,000	2,434,966,000
Social Security Payable	68,967,000	29,596,000	27,537,000
Advance Collections	1,653,586,000	1,222,284,000	1,746,037,000
Miscelaneous Creditors	3,440,929,000	3,710,324,000	2,377,927,000
Other for Contract Liabilities	189,140,000	313,042,000	291,403,000
Other Taxes Payable	777,085,000	702,849,000	642,971,000
Termination Benefits Payable	62,135,000	71,125,000	78,054,000
Other Non-financial Liabilities	29,395,000	46,591,000	75,995,000
Total Other Liabilities	$ 10,956,150,000	$ 11,085,009,000	$ 10,375,581,000